Flow-Through Share Liability	12 Months Ended
Jun. 30, 2025
Flow-through Share Liability
Flow-Through Share Liability

17.	Flow-Through Share Liability

Flow-through share liability includes the liability portion of the flow-through shares issued. The flow- through common shares issued in the offering completed on September 21, 2023 were issued at a premium to the market price in recognition of the tax benefits accruing to subscribers. The flow-through premium was calculated to be $3,637,149 and was derecognized through income as eligible expenditures were incurred.

During the year ended June 30, 2025, the Company incurred eligible expenditures of $4,273,151, satisfying $2,016,543 of such premium (For the period from September 21, 2023, to June 30, 2024, the Company incurred eligible expenditures of $2,457,316, satisfying $1,159,632 of such premium).

As of December 31, 2024, the Company had not fully spent the required amount, resulting in tax penalties and investor compensation obligations. As a result, the Company recorded $1,059,721 for Part XII.6 tax payable to the Canada Revenue Agency and for investor compensation related to tax benefit adjustments.

As at June 30, 2025, the flow-through share liability is carried at a balance of $nil (June 30, 2024 - $2,477,517).